Operating Segments Information - Summary of Geographical Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of geographical areas [line items]
Operating revenue	$ 476,978,710	$ 16,986,421	$ 413,182,184	$ 371,092,421
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	337,369,625		334,926,069		$ 12,014,588
United States [Member]
Disclosure of geographical areas [line items]
Operating revenue	297,117,001	10,581,090	245,521,027	230,791,164
Taiwan [member]
Disclosure of geographical areas [line items]
Operating revenue	64,829,301	2,308,736	51,244,470	45,630,792
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	239,353,978		239,532,971		8,524,002
Asia [Member]
Disclosure of geographical areas [line items]
Operating revenue	74,447,091	2,651,249	75,938,364	56,031,108
Europe [Member]
Disclosure of geographical areas [line items]
Operating revenue	39,477,306	1,405,887	38,613,132	36,844,258
Other geographical areas [member]
Disclosure of geographical areas [line items]
Operating revenue	1,108,011	$ 39,459	1,865,191	$ 1,795,099
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	34,107,657		26,645,450		1,214,660
China [member]
Disclosure of geographical areas [line items]
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	$ 63,907,990		$ 68,747,648		$ 2,275,926